RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balances:
Receivables		[1]	$ 70	[1]
Transactions:
Administrative services		[2]	25	[2]	48	[2]
Consulting services	41	[1]	76	[1]	82	[1]
Interest on convertible note (refer to Note 5)	$ 621		$ 244		$ 41

[1]	Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 5. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.
[2]	In January 2000, Orckit Communications Ltd ("Orckit") executed a plan of separation which divided Orckit into two separate companies: (i) Tikcro, and (ii) Orckit. A portion of Orckit's and the Company's shares beneficially owned by shared owners. Orckit provided the Company with certain administrative services until June 30, 2011.